Notes to Profit or Loss - Personnel Expenses - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Employees	Dec. 31, 2018 EUR (€) Employees	Dec. 31, 2017 EUR (€) Employees
Disclosure of personnel expense [line items]
Average number of employees	374	327	344
Number of employees	426	329	326
Costs for defined-contribution plans | €	€ 0.7	€ 0.7	€ 0.6
Unallocated employees [member]
Disclosure of personnel expense [line items]
Number of employees	116	71	60
Research and development [member]
Disclosure of personnel expense [line items]
Number of employees	300	246	253
Selling [member]
Disclosure of personnel expense [line items]
Number of employees	40	21	14
General and administrative [member]
Disclosure of personnel expense [line items]
Number of employees	86	62	59
Proprietary development segment [member]
Disclosure of personnel expense [line items]
Number of employees	249	209	161
Partnered discovery segment [member]
Disclosure of personnel expense [line items]
Number of employees	61	49	105